EMPLOYMENT	12 Months Ended
Dec. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
EMPLOYMENT
3.	EMPLOYMENT

The average number of persons employed by the Group is as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Research and development	52	57	59
Administration and sales	148	159	163
Manufacturing and quality	343	363	353

	543	579	575

Employment costs charged in the Consolidated Income Statement for continuing operations are analysed as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Wages and salaries	26,187	25,885	26,475
Social welfare costs	2,195	2,538	2,585
Pension costs	447	503	490
Tax settlement (Note 6)	—	5,094	—
Share-based payments	792	758	1,369
Restructuring Cost	388	-	-
Recognition of contingent asset (Note 27)	(1,316)

	28,693	34,778	30,919

Employment costs are shown net of capitalisations and Irish government wage subsidies. Total employment costs, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs, for the year ended December 31, 2020 amounted to US$33,347,000 (2019: US$36,288,000) (2018: US$38,002,000). Total share based payments, inclusive of amounts capitalised in the balance sheet, amounted to US$816,000 for the year ended December 31, 2020 (2019: US$838,000) (2018: US$1,607,000). See Note 22 for further details.

Restructuring costs for the year ended December 31, 2020 were US$388,000 relating to termination payments associated with the closure of a manufacturing facility in California.

Credit of US$1,316,000 relates to the recognition of a previously unrecognised contingent asset – refer to Note 27 for more information.

The Group operates defined contribution pension schemes for certain of its full time employees. The benefits under these schemes are financed by both Group and employee contributions. Total contributions made by the Group in the financial year and charged against income amounted to US$447,000 (2019: US$503,000) (2018: US$490,000). The pension accrual for the Group at December 31, 2020 was US$47,000 (2019: US$43,000), (2018: US$45,000).